iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .9%
AAR Corp.
(a)
............................ 14,718 $ 1,224,685
AeroVironment, Inc.
(a) (b)
..................... 12,723 3,555,570
Archer Aviation, Inc. , Class A
(a) (b)
............... 217,978 1,698,049
Astronics Corp.
(a)
......................... 20,318 1,108,753
ATI, Inc.
(a)
.............................. 52,943 5,336,654
Carpenter Technology Corp. ................. 18,825 5,996,515
Curtiss-Wright Corp. ....................... 12,541 7,076,761
Ducommun, Inc.
(a)
........................ 15,618 1,432,014
Hexcel Corp.
(b)
........................... 33,553 2,557,745
Huntington Ingalls Industries, Inc. .............. 16,589 5,202,642
Karman Holdings, Inc.
(a)
.................... 26,452 1,773,078
Kratos Defense & Security Solutions, Inc.
(a)
....... 67,146 5,109,811
Leonardo DRS, Inc. ....................... 66,803 2,282,659
Mercury Systems, Inc.
(a)
.................... 35,186 2,459,150
Moog, Inc. , Class A ....................... 11,836 2,718,492
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 28,462 1,045,409
V2X, Inc.
(a)
............................. 18,339 1,005,894
VSE Corp. ............................. 10,027 1,806,765
Woodward, Inc. .......................... 20,671 6,201,920
59,592,566
Air Freight & Logistics  —  0 .1%
GXO Logistics, Inc.
(a)
...................... 44,070 2,236,112
a
Automobile Components  —  1 .0%
BorgWarner, Inc. ......................... 94,470 4,067,878
Dana, Inc. .............................. 45,719 1,024,563
Dorman Products, Inc.
(a)
.................... 7,265 960,942
Garrett Motion, Inc. ....................... 57,866 956,525
Gentherm, Inc.
(a)
......................... 26,647 950,498
Goodyear Tire & Rubber Co. (The)
(a)
............ 131,411 1,138,019
LCI Industries ........................... 14,000 1,591,380
Lear Corp. ............................. 28,051 3,011,555
Mobileye Global, Inc. , Class A
(a)
............... 79,746 942,598
QuantumScape Corp. , Class A
(a) (b)
............. 134,031 1,637,859
Standard Motor Products, Inc. ................ 25,963 974,651
Visteon Corp. ........................... 18,238 1,883,073
XPEL, Inc.
(a)
............................ 25,110 1,167,113
20,306,654
a
Automobiles  —  0 .3%
Harley-Davidson, Inc. ...................... 133,174 3,261,431
Lucid Group, Inc.
(a) (b)
....................... 64,105 873,751
Thor Industries, Inc. ....................... 13,824 1,460,091
Winnebago Industries, Inc. .................. 31,516 1,140,564
6,735,837
a
Banks  —  6 .5%
Amalgamated Financial Corp. ................ 40,712 1,194,897
Ameris Bancorp .......................... 24,547 1,859,681
Associated Banc-Corp. ..................... 95,110 2,500,442
Atlantic Union Bankshares Corp. .............. 38,417 1,299,647
Banc of California, Inc. ..................... 84,991 1,567,234
Bancorp, Inc. (The)
(a)
...................... 24,407 1,563,756
Bank of Hawaii Corp. ...................... 20,699 1,356,612
Bank OZK ............................. 39,001 1,794,826
BankUnited, Inc. ......................... 38,015 1,642,628
Banner Corp. ........................... 43,399 2,725,891
Beacon Financial Corp. ..................... 140,454 3,594,218
Cadence Bank .......................... 88,748 3,535,720
Camden National Corp. .................... 51,797 2,094,671
Central Pacific Financial Corp. ................ 87,208 2,593,566
Coastal Financial Corp.
(a)
................... 9,164 1,020,411
Columbia Banking System, Inc. ............... 115,081 3,190,045
Security Shares Value
a
Banks (continued)
Comerica, Inc. ........................... 52,743 $ 4,239,482
Commerce Bancshares, Inc. ................. 26,311 1,418,426
Community Financial System, Inc. ............. 21,564 1,223,973
Cullen/Frost Bankers, Inc. ................... 9,175 1,135,131
Customers Bancorp, Inc.
(a)
................... 15,031 1,035,636
CVB Financial Corp. ....................... 85,502 1,682,679
East West Bancorp, Inc. .................... 58,340 6,224,878
Enterprise Financial Services Corp. ............ 24,606 1,343,734
First BanCorp. ........................... 117,024 2,313,564
First Busey Corp. ......................... 43,876 1,032,841
First Financial Bancorp ..................... 41,028 1,020,777
First Horizon Corp. ........................ 170,527 3,809,573
First Interstate BancSystem, Inc. , Class A ........ 64,459 2,116,834
Flagstar Bank NA ......................... 91,515 1,120,144
Fulton Financial Corp. ...................... 129,724 2,354,491
Glacier Bancorp, Inc. ...................... 81,822 3,461,071
Hancock Whitney Corp. .................... 19,070 1,155,451
Hanmi Financial Corp. ..................... 40,283 1,112,616
Heritage Commerce Corp. ................... 93,693 1,020,317
Horizon Bancorp, Inc. ...................... 72,204 1,237,577
Independent Bank Corp. .................... 79,294 3,375,137
Old National Bancorp ...................... 170,312 3,700,880
Pathward Financial, Inc. .................... 14,258 1,025,150
Pinnacle Financial Partners, Inc. ............... 27,393 2,511,390
Popular, Inc. ............................ 29,261 3,356,529
Provident Financial Services, Inc. .............. 90,623 1,738,149
Renasant Corp. .......................... 44,719 1,584,841
S&T Bancorp, Inc. ........................ 25,936 1,023,953
SOUTHSTATE BANK CORP. ................. 45,347 4,059,010
Synovus Financial Corp. .................... 85,640 4,127,848
Texas Capital Bancshares, Inc.
(a)
.............. 13,152 1,185,916
UMB Financial Corp. ...................... 28,241 3,137,010
United Bankshares, Inc. .................... 143,370 5,339,099
United Community Banks, Inc. ................ 69,153 2,113,316
Valley National Bancorp .................... 254,163 2,877,125
Washington Trust Bancorp, Inc. ............... 36,159 1,026,916
Webster Financial Corp. .................... 69,575 4,146,670
Western Alliance Bancorp ................... 46,381 3,781,443
Wintrust Financial Corp. .................... 12,238 1,640,137
WSFS Financial Corp. ..................... 20,833 1,162,690
Zions Bancorp NA ........................ 89,116 4,743,645
131,250,294
a
Beverages  —  0 .4%
Celsius Holdings, Inc.
(a)
..................... 46,397 1,899,493
Molson Coors Beverage Co. , Class B ........... 95,087 4,422,497
Primo Brands Corp. , Class A ................. 100,590 1,578,257
7,900,247
a
Biotechnology  —  5 .6%
ADMA Biologics, Inc.
(a)
..................... 62,705 1,202,682
Akero Therapeutics, Inc.
(a)
................... 18,250 992,070
Alkermes PLC
(a)
.......................... 82,562 2,442,184
Apogee Therapeutics, Inc.
(a) (b)
................ 15,978 1,149,937
Arbutus Biopharma Corp.
(a)
.................. 205,215 904,998
Arcellx, Inc.
(a) (b)
.......................... 11,001 799,883
Arcutis Biotherapeutics, Inc.
(a)
................ 46,036 1,411,003
Arrowhead Pharmaceuticals, Inc.
(a)
............. 45,428 2,394,056
Avidity Biosciences, Inc.
(a)
................... 36,562 2,621,495
Biohaven Ltd.
(a)
.......................... 126,300 1,266,789
BioMarin Pharmaceutical, Inc.
(a)
............... 39,366 2,201,740
Bridgebio Pharma, Inc.
(a) (b)
................... 45,755 3,294,817
CareDx, Inc.
(a) (b)
.......................... 60,977 1,089,659
Catalyst Pharmaceuticals, Inc.
(a)
............... 59,249 1,387,019

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Celldex Therapeutics, Inc.
(a) (b)
................. 43,441 $ 1,173,776
CG Oncology, Inc.
(a)
....................... 25,541 1,145,258
Cidara Therapeutics, Inc.
(a)
.................. 9,347 2,055,218
Cogent Biosciences, Inc.
(a)
................... 30,323 1,219,591
CRISPR Therapeutics AG
(a) (b)
................. 26,572 1,420,805
Cytokinetics, Inc.
(a) (b)
....................... 55,546 3,784,349
Denali Therapeutics, Inc.
(a) (b)
................. 56,613 1,102,255
Disc Medicine, Inc.
(a)
....................... 11,728 1,094,926
Dynavax Technologies Corp.
(a)
................ 95,291 1,083,459
Dyne Therapeutics, Inc.
(a)
................... 54,040 1,183,476
Exact Sciences Corp.
(a)
..................... 81,563 8,261,516
Exelixis, Inc.
(a)
........................... 69,622 3,075,204
Geron Corp.
(a)
........................... 810,756 956,692
GRAIL, Inc.
(a)
........................... 11,889 1,312,427
Halozyme Therapeutics, Inc.
(a)
................ 43,415 3,099,831
Ideaya Biosciences, Inc.
(a) (b)
.................. 38,909 1,385,939
Immunome, Inc.
(a)
........................ 57,752 1,063,792
Ionis Pharmaceuticals, Inc.
(a)
................. 62,521 5,172,362
KalVista Pharmaceuticals, Inc.
(a)
............... 75,384 1,090,806
Krystal Biotech, Inc.
(a)
...................... 4,951 1,079,318
Kymera Therapeutics, Inc.
(a)
.................. 16,819 1,141,674
Madrigal Pharmaceuticals, Inc.
(a) (b)
............. 4,471 2,669,098
MannKind Corp.
(a)
........................ 188,949 1,010,877
Merus N.V.
(a)
............................ 25,912 2,491,180
Mineralys Therapeutics, Inc.
(a)
................ 20,924 902,243
Moderna, Inc.
(a)
.......................... 132,326 3,437,829
MoonLake Immunotherapeutics , Class A
(a)
........ 78,855 1,082,679
Myriad Genetics, Inc.
(a)
..................... 153,582 1,171,831
Newamsterdam Pharma Co. N.V.
(a) (b)
............ 26,301 1,086,231
Nurix Therapeutics, Inc.
(a) (b)
.................. 81,869 1,447,444
Praxis Precision Medicines, Inc.
(a)
.............. 6,609 1,298,404
Protagonist Therapeutics, Inc.
(a)
............... 19,781 1,780,290
PTC Therapeutics, Inc.
(a) (b)
................... 18,299 1,573,531
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 217,139 1,005,354
Revolution Medicines, Inc.
(a)
.................. 40,926 3,182,406
Rhythm Pharmaceuticals, Inc.
(a)
............... 14,536 1,585,732
Roivant Sciences Ltd.
(a) (b)
................... 103,037 2,144,200
Sarepta Therapeutics, Inc.
(a)
................. 55,985 1,194,720
Scholar Rock Holding Corp.
(a)
................ 32,575 1,435,254
Soleno Therapeutics, Inc.
(a)
.................. 21,125 1,065,756
TG Therapeutics, Inc.
(a)
..................... 32,546 1,082,480
Travere Therapeutics, Inc.
(a)
.................. 27,167 961,983
Twist Bioscience Corp.
(a)
.................... 31,071 994,583
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 30,013 1,042,952
Vaxcyte, Inc.
(a) (b)
.......................... 50,819 2,521,131
Vera Therapeutics, Inc. , Class A
(a)
.............. 32,444 1,094,985
Veracyte, Inc.
(a)
.......................... 51,753 2,449,987
Viking Therapeutics, Inc.
(a) (b)
.................. 38,828 1,429,259
Viridian Therapeutics, Inc.
(a)
.................. 34,859 1,114,094
Xenon Pharmaceuticals, Inc.
(a) (b)
............... 46,329 2,071,833
Zymeworks, Inc.
(a)
........................ 51,261 1,369,181
113,758,533
a
Broadline Retail  —  0 .4%
Etsy, Inc.
(a)
............................. 32,270 1,749,679
Kohl's Corp. ............................ 55,355 1,361,180
Macy's, Inc. ............................ 123,164 2,753,947
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 21,924 2,699,064
8,563,870
a
Building Products  —  1 .9%
AAON, Inc.
(b)
............................ 33,000 3,084,840
Advanced Drainage Systems, Inc. ............. 33,016 5,030,978
Armstrong World Industries, Inc. ............... 22,649 4,297,421
AZZ, Inc. .............................. 20,664 2,178,399
Security Shares Value
a
Building Products (continued)
Fortune Brands Innovations, Inc. .............. 65,697 $ 3,391,936
Gibraltar Industries, Inc.
(a)
................... 16,324 815,547
Griffon Corp. ............................ 13,928 1,044,600
Hayward Holdings, Inc.
(a)
.................... 83,308 1,370,417
Modine Manufacturing Co.
(a) (b)
................ 21,416 3,472,176
Owens Corning .......................... 33,339 3,775,308
Resideo Technologies, Inc.
(a)
................. 107,711 3,553,386
Simpson Manufacturing Co., Inc. .............. 8,531 1,427,919
Zurn Elkay Water Solutions Corp. .............. 129,107 6,158,404
39,601,331
a
Capital Markets  —  3 .1%
Affiliated Managers Group, Inc. ............... 13,465 3,619,796
Artisan Partners Asset Management, Inc. , Class A ... 59,040 2,448,979
Donnelley Financial Solutions, Inc.
(a)
............ 23,783 1,166,794
Evercore, Inc. , Class A ..................... 12,090 3,869,646
FactSet Research Systems, Inc. ............... 23,799 6,598,749
Franklin Resources, Inc. .................... 91,300 2,062,467
Freedom Holding Corp. N.V.
(a) (b)
............... 7,196 949,152
Galaxy Digital, Inc. , Class A
(a) (b)
............... 68,017 1,808,572
Invesco Ltd. ............................ 210,778 5,153,522
Janus Henderson Group PLC ................ 188,880 8,255,945
Jefferies Financial Group, Inc. ................ 60,046 3,456,248
Lazard, Inc. ............................ 64,657 3,265,179
MarketAxess Holdings, Inc. .................. 19,050 3,122,105
Morningstar, Inc. ......................... 7,899 1,697,179
Piper Sandler Companies ................... 5,970 2,005,323
PJT Partners, Inc. , Class A .................. 11,639 1,955,468
Stifel Financial Corp. ...................... 39,204 4,782,888
StoneX Group, Inc.
(a)
...................... 12,087 1,095,203
TPG, Inc. , Class A ........................ 18,273 1,079,569
Victory Capital Holdings, Inc. , Class A ........... 24,950 1,569,106
Virtu Financial, Inc. , Class A .................. 27,799 994,092
WisdomTree, Inc. ......................... 95,981 1,059,630
62,015,612
a
Chemicals  —  1 .6%
Albemarle Corp. ......................... 43,546 5,660,545
Avient Corp. ............................ 37,780 1,155,690
Axalta Coating Systems Ltd.
(a)
................ 112,959 3,403,455
Balchem Corp. .......................... 13,575 2,120,551
Cabot Corp. ............................ 17,292 1,081,960
Celanese Corp. .......................... 37,579 1,565,165
Chemours Co. (The) ....................... 80,078 1,024,198
Element Solutions, Inc. ..................... 64,877 1,681,612
FMC Corp. ............................. 71,660 1,024,021
Hawkins, Inc. ........................... 10,598 1,377,952
HB Fuller Co. ........................... 32,102 1,870,905
Koppers Holdings, Inc. ..................... 34,964 1,037,382
Minerals Technologies, Inc. .................. 25,973 1,523,316
Mosaic Co. (The) ......................... 115,201 2,821,272
Perimeter Solutions, Inc.
(a)
................... 37,741 1,052,219
Sensient Technologies Corp. ................. 22,078 2,152,384
Stepan Co. ............................. 23,027 1,043,814
Tronox Holdings PLC ...................... 279,397 1,156,704
32,753,145
a
Commercial Services & Supplies  —  0 .6%
ABM Industries, Inc. ....................... 24,828 1,067,604
Clean Harbors, Inc.
(a) (b)
..................... 4,866 1,107,307
HNI Corp. .............................. 43,089 1,789,055
Interface, Inc. ........................... 43,612 1,217,211
MillerKnoll, Inc. .......................... 68,038 1,077,042
OPENLANE, Inc.
(a)
........................ 57,544 1,463,919
Pitney Bowes, Inc. ........................ 83,570 824,000

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
Steelcase, Inc. , Class A .................... 113,168 $ 1,843,507
Tetra Tech, Inc. .......................... 77,270 2,684,360
13,074,005
a
Communications Equipment  —  1 .0%
Calix, Inc.
(a)
............................. 29,304 1,619,632
CommScope Holding Co., Inc.
(a)
............... 86,692 1,711,300
Digi International, Inc.
(a) (b)
................... 27,742 1,160,448
Extreme Networks, Inc.
(a)
.................... 74,199 1,298,483
Harmonic, Inc.
(a)
.......................... 108,341 1,035,740
Lumentum Holdings, Inc.
(a)
.................. 25,919 8,427,822
NETGEAR, Inc.
(a)
......................... 33,465 885,149
Ribbon Communications, Inc.
(a)
............... 305,957 875,037
Viasat, Inc.
(a)
............................ 38,821 1,332,725
Viavi Solutions, Inc.
(a)
...................... 55,699 999,240
19,345,576
a
Construction & Engineering  —  2 .1%
API Group Corp.
(a)
........................ 84,785 3,354,095
Arcosa, Inc. ............................ 31,223 3,326,498
Argan, Inc. ............................. 5,193 2,052,274
Dycom Industries, Inc.
(a)
.................... 10,792 3,901,632
Everus Construction Group, Inc.
(a)
.............. 20,768 1,909,825
Fluor Corp.
(a)
............................ 43,984 1,888,233
Granite Construction, Inc.
(b)
.................. 27,597 2,967,505
IES Holdings, Inc.
(a)
....................... 3,696 1,547,035
MasTec, Inc.
(a)
........................... 20,796 4,447,848
MYR Group, Inc.
(a)
........................ 10,130 2,272,362
Primoris Services Corp. .................... 25,997 3,290,180
Sterling Infrastructure, Inc.
(a)
................. 11,646 4,009,834
Tutor Perini Corp. ........................ 16,838 1,154,245
Valmont Industries, Inc. ..................... 9,407 3,884,809
WillScot Holdings Corp. , Class A .............. 90,156 1,780,581
41,786,956
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 4,876 1,090,859
Knife River Corp.
(a) (b)
....................... 25,003 1,871,224
2,962,083
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 95,672 3,951,254
Dave, Inc. , Class A
(a)
...................... 4,321 943,101
Encore Capital Group, Inc.
(a)
................. 36,668 1,902,703
LendingClub Corp.
(a)
....................... 55,471 1,004,025
OneMain Holdings, Inc. ..................... 58,150 3,607,044
PRA Group, Inc.
(a)
........................ 65,479 1,060,760
SLM Corp. ............................. 121,591 3,562,616
Upstart Holdings, Inc.
(a) (b)
.................... 29,712 1,335,852
17,367,355
a
Consumer Staples Distribution & Retail  —  1 .8%
Andersons, Inc. (The) ...................... 53,828 2,772,142
BJ's Wholesale Club Holdings, Inc.
(a)
............ 55,093 4,915,949
Casey's General Stores, Inc. ................. 18,282 10,429,150
Chefs' Warehouse, Inc. (The)
(a)
............... 16,079 985,964
Maplebear, Inc.
(a)
......................... 41,954 1,762,488
Sprouts Farmers Market, Inc.
(a)
................ 49,025 4,108,785
U.S. Foods Holding Corp.
(a)
.................. 138,293 10,879,510
United Natural Foods, Inc.
(a)
.................. 31,414 1,172,056
37,026,044
a
Containers & Packaging  —  0 .8%
AptarGroup, Inc. ......................... 27,087 3,379,103
Crown Holdings, Inc. ...................... 51,824 5,018,118
Graphic Packaging Holding Co. ............... 83,777 1,355,512
Security Shares Value
a
Containers & Packaging (continued)
Greif, Inc. , Class A , NVS .................... 16,770 $ 1,100,615
Greif, Inc. , Class B ........................ 22,890 1,629,310
O-I Glass, Inc.
(a)
.......................... 77,209 1,040,777
Sealed Air Corp. ......................... 28,709 1,233,052
Sonoco Products Co. ...................... 29,981 1,264,299
16,020,786
a
Distributors  —  0 .4%
LKQ Corp. ............................. 149,492 4,438,417
Pool Corp. ............................. 12,350 3,008,460
7,446,877
a
Diversified Consumer Services  —  1 .3%
ADT, Inc. .............................. 538,929 4,446,164
Adtalem Global Education, Inc.
(a)
.............. 10,801 999,741
Bright Horizons Family Solutions, Inc.
(a)
.......... 37,761 3,880,320
Coursera, Inc.
(a)
.......................... 116,431 925,626
Duolingo, Inc. , Class A
(a)
.................... 12,421 2,377,504
Frontdoor, Inc.
(a)
.......................... 56,228 3,032,376
H&R Block, Inc. .......................... 38,283 1,612,480
KinderCare Learning Companies, Inc.
(a) (b)
......... 198,412 789,680
Laureate Education, Inc.
(a)
................... 32,471 1,003,354
Service Corp. International .................. 70,352 5,588,059
Stride, Inc.
(a)
............................ 21,338 1,355,603
Universal Technical Institute, Inc.
(a)
............. 33,440 769,789
26,780,696
a
Diversified REITs  —  0 .2%
Broadstone Net Lease, Inc. .................. 65,700 1,154,349
Essential Properties Realty Trust, Inc. ........... 77,295 2,447,160
3,601,509
a
Diversified Telecommunication Services  —  0 .8%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 76,141 4,279,124
Cogent Communications Holdings, Inc. .......... 54,384 1,037,647
Frontier Communications Parent, Inc.
(a)
.......... 56,134 2,128,601
Globalstar, Inc.
(a) (b)
........................ 20,629 1,253,212
Iridium Communications, Inc. ................. 63,009 1,033,348
Liberty Latin America Ltd. , Class A
(a)
............ 121,934 1,058,387
Lumen Technologies, Inc.
(a)
................... 360,002 2,919,616
Shenandoah Telecommunications Co. ........... 93,092 1,017,495
Uniti Group, Inc.
(a)
........................ 168,443 1,072,982
15,800,412
a
Electric Utilities  —  0 .1%
TXNM Energy, Inc. ........................ 24,391 1,425,654
a
Electrical Equipment  —  1 .8%
Acuity, Inc. ............................. 14,972 5,486,040
American Superconductor Corp.
(a) (b)
............ 28,196 876,614
Amprius Technologies, Inc.
(a)
................. 80,092 906,641
Array Technologies, Inc.
(a) (b)
.................. 117,702 883,942
Atkore, Inc. ............................. 15,178 1,016,167
Enovix Corp.
(a) (b)
.......................... 121,087 943,268
Eos Energy Enterprises, Inc. , Class A
(a)
.......... 90,646 1,364,222
Fluence Energy, Inc. , Class A
(a)
............... 51,640 1,014,210
Generac Holdings, Inc.
(a)
.................... 21,260 3,223,654
NANO Nuclear Energy, Inc.
(a) (b)
................ 27,133 887,249
Nextpower, Inc. , Class A
(a)
................... 53,312 4,884,445
NuScale Power Corp. , Class A
(a) (b)
.............. 41,225 824,500
nVent Electric PLC ........................ 58,128 6,235,391
Plug Power, Inc.
(a) (b)
....................... 454,421 913,386
Powell Industries, Inc. ...................... 4,076 1,317,445
Regal Rexnord Corp. ...................... 13,447 1,963,128
Sensata Technologies Holding PLC ............ 59,589 1,911,019
Shoals Technologies Group, Inc. , Class A
(a) (b)
...... 111,067 931,852

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
Sunrun, Inc.
(a) (b)
.......................... 90,734 $ 1,837,363
37,420,536
a
Electronic Equipment, Instruments & Components  —  3 .3%
Advanced Energy Industries, Inc. .............. 19,459 4,109,546
Arlo Technologies, Inc.
(a)
.................... 63,632 922,664
Arrow Electronics, Inc.
(a)
.................... 22,735 2,455,607
Avnet, Inc. ............................. 71,014 3,373,875
Badger Meter, Inc. ........................ 21,470 3,833,254
Belden, Inc. ............................ 27,534 3,122,356
Benchmark Electronics, Inc. ................. 34,043 1,529,552
Cognex Corp. ........................... 42,863 1,633,080
Coherent Corp.
(a)
......................... 55,320 9,086,863
ePlus, Inc. ............................. 13,814 1,237,734
Fabrinet
(a)
.............................. 12,755 5,859,775
Insight Enterprises, Inc.
(a)
................... 13,273 1,149,044
Itron, Inc.
(a)
............................. 27,199 2,693,789
Knowles Corp.
(a)
......................... 51,565 1,159,181
Littelfuse, Inc. ........................... 8,112 2,076,834
Mirion Technologies, Inc. , Class A
(a) (b)
........... 99,781 2,596,302
Novanta, Inc.
(a)
.......................... 19,262 2,189,319
OSI Systems, Inc.
(a)
....................... 4,199 1,137,299
Plexus Corp.
(a)
........................... 18,650 2,666,018
Ralliant Corp. ........................... 45,627 2,252,605
Rogers Corp.
(a)
.......................... 19,728 1,653,404
Sanmina Corp.
(a)
......................... 12,416 1,938,945
TD SYNNEX Corp. ........................ 27,763 4,233,302
TTM Technologies, Inc.
(a)
.................... 33,974 2,384,295
Vontier Corp. ............................ 49,486 1,795,352
67,089,995
a
Energy Equipment & Services  —  1 .2%
Archrock, Inc. ........................... 76,367 1,874,046
Cactus, Inc. , Class A ...................... 23,583 1,012,182
Core Laboratories, Inc.
(b)
.................... 77,572 1,171,337
Expro Group Holdings N.V.
(a) (b)
................ 122,213 1,704,871
Innovex International, Inc.
(a)
.................. 72,602 1,598,696
Kodiak Gas Services, Inc. ................... 29,241 1,029,283
NOV, Inc. .............................. 189,300 2,907,648
Solaris Energy Infrastructure, Inc. .............. 20,962 1,003,870
TechnipFMC PLC ........................ 202,007 9,142,837
Tidewater, Inc.
(a) (b)
........................ 18,133 979,545
Weatherford International PLC ................ 36,122 2,701,926
25,126,241
a
Entertainment  —  0 .6%
Cinemark Holdings, Inc. .................... 64,184 1,757,358
IMAX Corp.
(a) (b)
.......................... 36,155 1,341,351
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 11,910 916,117
Roku, Inc. , Class A
(a) (b)
..................... 38,079 3,685,666
Sphere Entertainment Co. , Class A
(a)
............ 12,436 1,051,961
TKO Group Holdings, Inc. , Class A ............. 20,880 4,048,423
12,800,876
a
Financial Services  —  1 .2%
Burford Capital Ltd. ....................... 198,280 1,897,539
Flywire Corp.
(a)
.......................... 72,516 1,014,499
HA Sustainable Infrastructure Capital, Inc. ........ 69,666 2,393,724
Jackson Financial, Inc. , Class A ............... 24,683 2,419,181
MGIC Investment Corp. .................... 106,502 3,019,332
NMI Holdings, Inc.
(a)
....................... 43,682 1,666,468
Payoneer Global, Inc.
(a)
..................... 172,274 995,744
PennyMac Financial Services, Inc. ............. 14,805 1,992,309
Radian Group, Inc. ........................ 44,169 1,570,208
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 13,838 1,020,967
Security Shares Value
a
Financial Services (continued)
Voya Financial, Inc. ....................... 32,476 $ 2,283,063
Walker & Dunlop, Inc. ...................... 18,424 1,190,927
Western Union Co. (The) ................... 105,487 927,231
WEX, Inc.
(a)
............................. 17,297 2,566,183
24,957,375
a
Food Products  —  1 .2%
Cal-Maine Foods, Inc. ...................... 10,972 914,187
Campbell's Company (The) .................. 112,511 3,429,335
Conagra Brands, Inc. ...................... 231,312 4,128,919
Darling Ingredients, Inc.
(a)
................... 73,889 2,705,076
Flowers Foods, Inc. ....................... 87,354 937,309
Freshpet, Inc.
(a) (b)
......................... 32,015 1,829,978
Ingredion, Inc. ........................... 45,994 4,946,195
Lamb Weston Holdings, Inc. ................. 62,469 3,689,419
Vital Farms, Inc.
(a) (b)
....................... 31,049 1,015,302
23,595,720
a
Gas Utilities  —  1 .9%
Chesapeake Utilities Corp. .................. 26,477 3,681,892
National Fuel Gas Co. ..................... 54,860 4,523,207
New Jersey Resources Corp. ................. 92,204 4,433,168
Northwest Natural Holding Co. ................ 45,954 2,273,344
ONE Gas, Inc. ........................... 83,532 6,994,970
Southwest Gas Holdings, Inc. ................ 45,524 3,780,768
Spire, Inc. .............................. 64,735 5,739,405
UGI Corp. .............................. 175,279 6,932,285
38,359,039
a
Ground Transportation  —  1 .4%
ArcBest Corp. ........................... 15,465 992,389
Avis Budget Group, Inc.
(a)
................... 8,346 1,134,054
Knight-Swift Transportation Holdings, Inc. ........ 33,535 1,535,903
Landstar System, Inc. ...................... 21,564 2,821,434
Lyft, Inc. , Class A
(a)
........................ 119,646 2,516,155
RXO, Inc.
(a)
............................. 85,227 1,126,701
Ryder System, Inc. ........................ 29,682 5,141,219
Saia, Inc.
(a)
............................. 8,951 2,520,244
Schneider National, Inc. , Class B .............. 119,159 2,694,185
Werner Enterprises, Inc. .................... 39,660 1,013,710
XPO, Inc.
(a)
............................. 43,683 6,205,607
27,701,601
a
Health Care Equipment & Supplies  —  2 .2%
Align Technology, Inc.
(a)
..................... 20,450 3,010,036
Alphatec Holdings, Inc.
(a) (b)
................... 48,705 1,098,298
Artivion, Inc.
(a)
........................... 20,875 974,028
AtriCure, Inc.
(a)
.......................... 30,411 1,098,445
DENTSPLY SIRONA, Inc. ................... 92,445 1,048,326
Embecta Corp. .......................... 68,496 873,666
Enovis Corp.
(a)
........................... 31,758 961,315
Envista Holdings Corp.
(a)
.................... 60,384 1,262,026
Establishment Labs Holdings, Inc.
(a) (b)
........... 15,937 1,104,275
Glaukos Corp.
(a)
.......................... 32,381 3,441,776
Haemonetics Corp.
(a)
...................... 19,936 1,621,794
ICU Medical, Inc.
(a)
........................ 11,691 1,735,412
Inspire Medical Systems, Inc.
(a)
............... 11,440 1,423,250
Integer Holdings Corp.
(a)
.................... 14,531 1,048,848
iRhythm Technologies, Inc.
(a)
................. 10,596 1,992,154
Lantheus Holdings, Inc.
(a)
................... 22,136 1,303,146
LivaNova PLC
(a)
.......................... 20,436 1,304,021
Masimo Corp.
(a)
.......................... 11,310 1,610,883
Merit Medical Systems, Inc.
(a)
................. 26,095 2,259,566
Novocure Ltd.
(a)
.......................... 88,510 1,133,813
Omnicell, Inc.
(a)
.......................... 29,280 1,069,013

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Penumbra, Inc.
(a)
......................... 12,048 $ 3,532,112
PROCEPT BioRobotics Corp.
(a) (b)
.............. 32,693 1,035,714
QuidelOrtho Corp.
(a)
....................... 44,555 1,218,579
STAAR Surgical Co.
(a)
...................... 39,074 1,037,024
Tandem Diabetes Care, Inc.
(a)
................ 55,686 1,169,963
Teleflex, Inc. ............................ 17,917 2,050,063
TransMedics Group, Inc.
(a) (b)
.................. 10,520 1,539,181
UFP Technologies, Inc.
(a)
.................... 4,181 947,791
43,904,518
a
Health Care Providers & Services  —  2 .9%
Acadia Healthcare Co., Inc.
(a)
................. 57,087 981,896
Addus HomeCare Corp.
(a)
................... 8,867 1,065,813
Alignment Healthcare, Inc.
(a)
................. 67,879 1,303,956
AMN Healthcare Services, Inc.
(a)
............... 60,802 1,012,353
BrightSpring Health Services, Inc.
(a)
............ 35,478 1,282,885
Brookdale Senior Living, Inc.
(a)
................ 96,081 1,069,382
Castle Biosciences, Inc.
(a)
................... 30,584 1,221,831
Chemed Corp. ........................... 3,824 1,679,463
CorVel Corp.
(a)
........................... 19,833 1,451,379
DaVita, Inc.
(a)
............................ 12,080 1,445,734
Encompass Health Corp. ................... 46,213 5,370,875
Ensign Group, Inc. (The) .................... 20,945 3,886,135
Fulgent Genetics, Inc.
(a)
.................... 34,205 1,011,784
GeneDx Holdings Corp. , Class A
(a)
............. 7,404 1,236,098
Guardant Health, Inc.
(a)
..................... 42,613 4,620,101
HealthEquity, Inc.
(a)
........................ 29,357 3,087,769
Henry Schein, Inc.
(a)
....................... 46,471 3,465,343
Hims & Hers Health, Inc. , Class A
(a) (b)
........... 71,950 2,860,732
Molina Healthcare, Inc.
(a)
.................... 18,266 2,708,117
NeoGenomics, Inc.
(a)
...................... 100,964 1,221,664
Option Care Health, Inc.
(a)
................... 96,490 3,000,839
Pediatrix Medical Group, Inc.
(a)
................ 43,948 1,058,707
Pennant Group, Inc. (The)
(a)
.................. 39,375 1,090,688
Privia Health Group, Inc.
(a)
................... 100,327 2,444,969
Progyny, Inc.
(a)
........................... 42,005 1,107,672
RadNet, Inc.
(a)
........................... 22,930 1,898,375
Tenet Healthcare Corp.
(a)
.................... 24,655 5,346,190
57,930,750
a
Health Care REITs  —  0 .6%
American Healthcare REIT, Inc. ............... 26,120 1,326,374
CareTrust REIT, Inc. ....................... 93,470 3,507,929
Medical Properties Trust, Inc. ................. 201,157 1,158,664
Omega Healthcare Investors, Inc. .............. 91,917 4,220,829
Sabra Health Care REIT, Inc. ................. 120,489 2,350,740
12,564,536
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 31,751 1,633,271
Waystar Holding Corp.
(a)
.................... 27,055 998,600
2,631,871
a
Hotel & Resort REITs  —  0 .5%
Host Hotels & Resorts, Inc. .................. 226,617 3,995,258
Park Hotels & Resorts, Inc. .................. 99,086 1,072,110
Ryman Hospitality Properties, Inc. ............. 33,185 3,166,845
Xenia Hotels & Resorts, Inc. ................. 73,758 1,031,137
9,265,350
a
Hotels, Restaurants & Leisure  —  2 .5%
Aramark ............................... 105,800 3,932,586
Boyd Gaming Corp. ....................... 17,375 1,447,338
Brinker International, Inc.
(a)
.................. 19,265 2,962,764
Caesars Entertainment, Inc.
(a)
................ 95,595 2,224,496
Cava Group, Inc.
(a)
........................ 25,222 1,233,104
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.
(b)
.............. 21,393 $ 1,952,325
Churchill Downs, Inc. ...................... 15,131 1,650,641
Dutch Bros, Inc. , Class A
(a)
.................. 32,464 1,902,715
Global Business Travel Group I , Class C
(a) (b)
....... 341,895 2,636,010
Hilton Grand Vacations, Inc.
(a)
................ 45,945 1,967,824
Life Time Group Holdings, Inc.
(a)
............... 57,688 1,610,649
Marriott Vacations Worldwide Corp. ............. 21,095 1,151,787
MGM Resorts International
(a) (b)
................ 53,730 1,896,132
Norwegian Cruise Line Holdings Ltd.
(a)
........... 171,997 3,175,065
Penn Entertainment, Inc.
(a)
................... 69,085 1,025,221
Planet Fitness, Inc. , Class A
(a)
................ 41,289 4,623,129
Pursuit Attractions and Hospitality, Inc.
(a)
......... 32,184 1,104,877
Shake Shack, Inc. , Class A
(a)
................. 13,195 1,154,299
Texas Roadhouse, Inc. ..................... 6,048 1,059,912
Travel + Leisure Co. ....................... 50,138 3,438,464
United Parks & Resorts, Inc.
(a)
................ 29,524 1,065,521
Wendy's Co. (The) ........................ 136,852 1,156,399
Wingstop, Inc. ........................... 9,250 2,448,752
Wyndham Hotels & Resorts, Inc. .............. 22,843 1,672,108
Wynn Resorts Ltd.
(b)
....................... 20,606 2,651,580
51,143,698
a
Household Durables  —  1 .8%
Beazer Homes USA, Inc.
(a)
.................. 45,770 1,046,760
Cavco Industries, Inc.
(a)
..................... 1,779 1,059,661
Century Communities, Inc. .................. 16,509 1,077,873
Champion Homes, Inc.
(a)
.................... 13,191 1,132,315
Installed Building Products, Inc. ............... 8,669 2,323,465
KB Home .............................. 31,656 2,036,431
La-Z-Boy, Inc. ........................... 32,392 1,260,697
M/I Homes, Inc.
(a)
......................... 7,771 1,069,212
Meritage Homes Corp. ..................... 30,257 2,211,182
Mohawk Industries, Inc.
(a)
................... 9,036 1,047,272
Newell Brands, Inc. ....................... 300,239 1,095,872
Somnigroup International, Inc. ................ 53,198 4,868,681
Sonos, Inc.
(a)
............................ 58,829 1,091,866
Taylor Morrison Home Corp.
(a)
................ 35,922 2,251,950
Toll Brothers, Inc. ......................... 25,838 3,612,928
TopBuild Corp.
(a)
......................... 11,152 5,046,280
Tri Pointe Homes, Inc.
(a)
.................... 36,372 1,241,013
Whirlpool Corp.
(b)
......................... 34,103 2,637,867
36,111,325
a
Household Products  —  0 .1%
WD-40 Co. ............................. 6,908 1,352,586
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Clearway Energy, Inc. , Class A ................ 40,848 1,397,001
Clearway Energy, Inc. , Class C ............... 38,180 1,398,152
Ormat Technologies, Inc. .................... 29,898 3,375,783
6,170,936
a
Industrial REITs  —  0 .7%
EastGroup Properties, Inc. .................. 18,072 3,274,285
First Industrial Realty Trust, Inc. ............... 19,802 1,133,466
LXP Industrial Trust ....................... 56,767 2,753,200
Rexford Industrial Realty, Inc. ................ 142,671 5,936,540
Terreno Realty Corp. ...................... 31,969 2,007,334
15,104,825
a
Insurance  —  3 .1%
Assurant, Inc. ........................... 40,337 9,203,290
Axis Capital Holdings Ltd. ................... 52,995 5,418,209
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
.... 43,047 1,227,270
Brighthouse Financial, Inc.
(a)
................. 15,093 989,346
CNO Financial Group, Inc. ................... 86,127 3,525,178

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
First American Financial Corp. ................ 24,427 $ 1,606,319
Globe Life, Inc. .......................... 27,301 3,678,264
Hanover Insurance Group, Inc. (The) ........... 6,783 1,258,586
Kinsale Capital Group, Inc. .................. 8,325 3,204,292
Lemonade, Inc.
(a) (b)
........................ 16,135 1,260,466
Lincoln National Corp. ..................... 46,766 1,923,953
Oscar Health, Inc. , Class A
(a)
................. 66,779 1,200,019
Palomar Holdings, Inc.
(a)
.................... 15,665 1,945,750
Primerica, Inc. ........................... 8,592 2,210,893
Reinsurance Group of America, Inc. ............ 26,018 4,940,038
RenaissanceRe Holdings Ltd. ................ 15,769 4,118,390
RLI Corp. .............................. 28,525 1,758,851
Ryan Specialty Holdings, Inc. , Class A ........... 36,442 2,116,187
Selective Insurance Group, Inc. ............... 49,273 3,870,887
Stewart Information Services Corp. ............. 31,030 2,377,829
Unum Group ............................ 76,628 5,821,429
63,655,446
a
Interactive Media & Services  —  0 .3%
Match Group, Inc. ........................ 36,544 1,217,281
Trump Media & Technology Group Corp.
(a) (b)
....... 78,260 903,120
Yelp, Inc.
(a)
............................. 46,735 1,351,109
Ziff Davis, Inc.
(a)
.......................... 31,236 1,025,165
ZoomInfo Technologies, Inc.
(a)
................ 103,130 1,023,050
5,519,725
a
IT Services  —  0 .8%
Akamai Technologies, Inc.
(a)
.................. 71,237 6,377,136
Applied Digital Corp.
(a) (b)
.................... 88,428 2,396,399
BigBear.ai Holdings, Inc.
(a) (b)
.................. 139,223 882,674
DigitalOcean Holdings, Inc.
(a)
................. 20,621 918,047
DXC Technology Co.
(a)
..................... 77,478 1,022,710
EPAM Systems, Inc.
(a) (b)
.................... 18,860 3,526,820
Kyndryl Holdings, Inc.
(a) (b)
................... 79,504 2,053,588
17,177,374
a
Leisure Products  —  0 .6%
Brunswick Corp. ......................... 15,357 1,015,251
Hasbro, Inc. ............................ 50,751 4,192,033
Mattel, Inc.
(a)
............................ 94,627 1,998,522
Peloton Interactive, Inc. , Class A
(a)
............. 132,699 901,026
Topgolf Callaway Brands Corp.
(a)
.............. 95,822 1,234,187
YETI Holdings, Inc.
(a)
...................... 62,507 2,592,791
11,933,810
a
Life Sciences Tools & Services  —  1 .7%
Avantor, Inc.
(a)
........................... 298,741 3,504,232
Azenta, Inc.
(a)
........................... 38,134 1,356,045
BioLife Solutions, Inc.
(a)
..................... 38,391 1,017,361
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 4,583 1,488,833
Bio-Techne Corp.
(b)
........................ 61,361 3,958,398
Bruker Corp. ............................ 37,541 1,832,376
Charles River Laboratories International, Inc.
(a)
..... 19,348 3,446,653
Medpace Holdings, Inc.
(a)
................... 8,073 4,782,930
Repligen Corp.
(a)
......................... 22,037 3,768,768
Revvity, Inc. ............................ 61,314 6,401,795
Sotera Health Co.
(a)
....................... 70,890 1,239,157
Tempus AI, Inc. , Class A
(a) (b)
.................. 34,367 2,678,220
35,474,768
a
Machinery  —  4 .5%
Aebi Schmidt Holding AG
(b)
.................. 93,710 1,116,086
AGCO Corp. ............................ 22,479 2,381,875
Alamo Group, Inc. ........................ 12,021 1,927,808
Allison Transmission Holdings, Inc. ............. 34,520 3,060,543
Astec Industries, Inc. ...................... 22,471 994,566
Security Shares Value
a
Machinery (continued)
CECO Environmental Corp.
(a) (b)
............... 19,165 $ 999,455
Chart Industries, Inc.
(a)
..................... 15,016 3,062,513
Crane Co. .............................. 19,650 3,600,863
Donaldson Co., Inc. ....................... 48,185 4,331,832
Douglas Dynamics, Inc. .................... 31,860 1,029,397
Energy Recovery, Inc.
(a)
.................... 113,126 1,634,671
Enerpac Tool Group Corp. , Class A ............. 49,518 1,875,247
Enpro, Inc. ............................. 8,834 1,968,657
ESCO Technologies, Inc. ................... 14,132 3,008,844
Federal Signal Corp. ...................... 19,912 2,269,968
Flowserve Corp. ......................... 65,601 4,680,631
Franklin Electric Co., Inc. ................... 18,968 1,804,805
Gates Industrial Corp. PLC
(a)
................. 135,944 3,094,085
Greenbrier Companies, Inc. (The) .............. 23,517 1,046,036
Hillenbrand, Inc. ......................... 39,793 1,267,009
ITT, Inc. ............................... 33,212 6,116,322
JBT Marel Corp. ......................... 17,805 2,502,137
Kennametal, Inc. ......................... 36,003 996,563
Lincoln Electric Holdings, Inc. ................ 17,337 4,150,998
Lindsay Corp. ........................... 9,165 1,053,333
Middleby Corp. (The)
(a)
..................... 8,107 958,247
Mueller Water Products, Inc. , Series A ........... 148,856 3,608,269
Oshkosh Corp. .......................... 41,066 5,263,840
REV Group, Inc. ......................... 21,974 1,170,555
SPX Technologies, Inc.
(a) (b)
................... 19,855 4,269,619
Stanley Black & Decker, Inc. ................. 48,615 3,476,945
Symbotic, Inc. , Class A
(a) (b)
................... 16,601 1,390,666
Terex Corp. ............................. 36,569 1,689,854
Toro Co. (The) ........................... 27,352 1,907,528
Trinity Industries, Inc. ...................... 68,290 1,811,051
Watts Water Technologies, Inc. , Class A .......... 17,369 4,791,760
Worthington Enterprises, Inc. ................. 18,004 987,699
91,300,277
a
Media  —  0 .8%
Cable One, Inc. .......................... 8,860 1,038,303
Clear Channel Outdoor Holdings, Inc.
(a)
.......... 510,929 1,016,749
DoubleVerify Holdings, Inc.
(a)
................. 128,831 1,357,879
Liberty Broadband Corp. , Series A
(a)
............ 21,675 1,003,769
Liberty Broadband Corp. , Series C , NVS
(a)
........ 20,176 933,947
Magnite, Inc.
(a)
........................... 69,944 1,027,477
New York Times Co. (The) , Class A ............. 50,214 3,238,803
Nexstar Media Group, Inc. ................... 5,381 1,033,905
Omnicom Group, Inc. ...................... 100 7,182
Paramount Skydance Corp. , Class B , NVS
(b)
...... 122,658 1,964,981
Sirius XM Holdings, Inc. .................... 60,477 1,285,741
TEGNA, Inc. ............................ 134,673 2,628,817
16,537,553
a
Metals & Mining  —  1 .8%
Alcoa Corp. ............................. 92,049 3,842,125
Cleveland-Cliffs, Inc.
(a)
..................... 194,713 2,539,057
Coeur Mining, Inc.
(a)
....................... 226,865 3,917,959
Commercial Metals Co. ..................... 60,024 3,828,331
Compass Minerals International, Inc.
(a)
........... 54,979 1,044,051
Constellium SE , Class A
(a)
................... 83,951 1,411,216
Hecla Mining Co. ......................... 256,733 4,318,249
Kaiser Aluminum Corp. ..................... 10,411 999,977
Materion Corp. .......................... 11,376 1,390,033
Metallus, Inc.
(a)
.......................... 62,643 1,059,293
MP Materials Corp. , Class A
(a) (b)
............... 48,868 3,027,373
Perpetua Resources Corp.
(a)
................. 43,699 1,124,812
Royal Gold, Inc. .......................... 33,090 6,745,066

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Warrior Met Coal, Inc. ...................... 17,473 $ 1,367,961
36,615,503
a
Mortgage REITs  —  0 .3%
AGNC Investment Corp. .................... 484,585 5,083,297
KKR Real Estate Finance Trust, Inc. ............ 122,707 1,041,782
Starwood Property Trust, Inc. ................. 56,318 1,032,872
7,157,951
a
Multi-Utilities  —  0 .3%
Avista Corp. ............................ 126,435 5,231,880
Unitil Corp. ............................. 20,659 1,037,702
6,269,582
a
Office REITs  —  0 .9%
Brandywine Realty Trust .................... 340,940 1,169,424
COPT Defense Properties ................... 109,359 3,360,602
Cousins Properties, Inc. .................... 52,528 1,354,172
Easterly Government Properties, Inc. ........... 65,396 1,425,633
Empire State Realty Trust, Inc. , Class A .......... 243,023 1,708,452
Highwoods Properties, Inc. .................. 35,223 979,199
Hudson Pacific Properties, Inc.
(a)
.............. 461,528 913,825
JBG SMITH Properties ..................... 69,098 1,259,657
Kilroy Realty Corp. ........................ 33,271 1,426,993
Piedmont Realty Trust, Inc. , Class A ............ 144,342 1,261,549
SL Green Realty Corp. ..................... 31,678 1,492,984
Vornado Realty Trust ...................... 29,630 1,090,977
17,443,467
a
Oil, Gas & Consumable Fuels  —  3 .8%
Antero Midstream Corp. .................... 133,000 2,395,330
Antero Resources Corp.
(a)
................... 111,873 4,075,533
APA Corp. ............................. 126,047 3,147,394
BKV Corp.
(a)
............................ 37,274 1,029,135
California Resources Corp. .................. 30,841 1,473,583
Centrus Energy Corp. , Class A
(a) (b)
............. 5,569 1,444,042
Civitas Resources, Inc. ..................... 35,636 1,046,629
CNX Resources Corp.
(a)
.................... 67,170 2,608,883
Delek U.S. Holdings, Inc. ................... 36,235 1,401,207
DT Midstream, Inc. ........................ 41,571 5,049,214
Excelerate Energy, Inc. , Class A ............... 39,617 1,112,445
Hess Midstream LP , Class A ................. 82,006 2,761,962
HF Sinclair Corp. ......................... 74,591 3,946,610
Kinetik Holdings, Inc. , Class A ................ 51,269 1,778,009
Kosmos Energy Ltd.
(a) (b)
..................... 950,467 1,064,523
Murphy Oil Corp. ......................... 92,367 2,962,210
Ovintiv, Inc. ............................. 174,346 7,141,212
Par Pacific Holdings, Inc.
(a)
.................. 24,367 1,112,353
PBF Energy, Inc. , Class A ................... 29,454 1,015,574
Permian Resources Corp. , Class A ............. 197,334 2,859,370
Range Resources Corp. .................... 123,877 4,891,903
SM Energy Co. .......................... 54,554 1,039,254
Sunococorp LLC
(a) (b)
....................... 286,950 15,139,482
Talos Energy, Inc.
(a)
....................... 118,373 1,356,554
Uranium Energy Corp.
(a) (b)
................... 200,371 2,458,552
Viper Energy, Inc. , Class A .................. 32,158 1,174,732
World Kinect Corp. ........................ 41,555 963,245
76,448,940
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 23,093 1,893,857
a
Security Shares Value
a
Passenger Airlines  —  0 .1%
Alaska Air Group, Inc.
(a) (b)
................... 34,249 $ 1,467,912
Joby Aviation, Inc. , Class A
(a) (b)
................ 83,221 1,200,879
2,668,791
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 264,274 877,390
Edgewell Personal Care Co. ................. 53,349 952,813
elf Beauty, Inc.
(a)
......................... 18,842 1,435,195
3,265,398
a
Pharmaceuticals  —  1 .6%
Amylyx Pharmaceuticals, Inc.
(a)
............... 81,647 1,223,072
Avadel Pharmaceuticals PLC
(a)
................ 52,669 1,131,857
Axsome Therapeutics, Inc.
(a)
................. 9,770 1,480,155
Corcept Therapeutics, Inc.
(a)
................. 28,141 2,234,395
Crinetics Pharmaceuticals, Inc.
(a) (b)
............. 44,072 2,007,920
Elanco Animal Health, Inc.
(a) (b)
................ 224,186 5,216,808
Enliven Therapeutics, Inc.
(a)
.................. 49,626 1,071,922
Indivior PLC
(a)
........................... 33,042 1,110,211
Jazz Pharmaceuticals PLC
(a)
................. 20,429 3,606,331
Liquidia Corp.
(a) (b)
......................... 35,673 1,164,010
Mind Medicine MindMed, Inc.
(a) (b)
.............. 81,771 1,034,403
Nuvation Bio, Inc. , Class A
(a)
................. 203,253 1,632,121
Ocular Therapeutix, Inc.
(a)
................... 87,631 1,064,717
Organon & Co. .......................... 128,787 992,948
Phibro Animal Health Corp. , Class A ............ 23,593 988,075
Tarsus Pharmaceuticals, Inc.
(a) (b)
............... 13,501 1,079,540
Tilray Brands, Inc.
(a) (b)
...................... 804,916 654,397
Trevi Therapeutics, Inc.
(a) (b)
.................. 85,121 1,122,746
Viatris, Inc. ............................. 353,085 3,774,479
32,590,107
a
Professional Services  —  2 .5%
CACI International, Inc. , Class A
(a)
............. 8,613 5,315,082
CBIZ, Inc.
(a)
............................. 19,390 944,293
Clarivate PLC
(a) (b)
......................... 290,859 1,093,630
CSG Systems International, Inc. ............... 19,620 1,545,467
Dayforce, Inc.
(a)
.......................... 58,103 4,014,917
ExlService Holdings, Inc.
(a)
.................. 109,740 4,359,970
First Advantage Corp.
(a) (b)
................... 87,823 1,218,983
FTI Consulting, Inc.
(a)
...................... 17,966 2,931,153
Genpact Ltd. ............................ 70,824 3,120,506
Heidrick & Struggles International, Inc. .......... 22,954 1,351,302
Huron Consulting Group, Inc.
(a) (b)
.............. 11,263 1,854,002
ICF International, Inc. ...................... 12,584 982,055
KBR, Inc. .............................. 99,302 4,093,229
Korn Ferry ............................. 15,337 1,008,715
Maximus, Inc. ........................... 12,323 1,060,887
Parsons Corp.
(a) (b)
......................... 23,085 1,954,838
Paylocity Holding Corp.
(a)
................... 16,504 2,431,534
Planet Labs PBC , Class A
(a) (b)
................. 98,069 1,167,021
Robert Half, Inc. ......................... 84,411 2,282,474
Science Applications International Corp. ......... 11,242 969,173
TIC Solutions, Inc.
(a) (b)
...................... 92,811 902,123
TriNet Group, Inc. ........................ 17,874 1,047,416
UL Solutions, Inc. , Class A ................... 23,581 2,150,823
Upwork, Inc.
(a) (b)
.......................... 58,526 1,155,303
Verra Mobility Corp. , Class A
(a)
................ 44,613 973,456
Willdan Group, Inc.
(a)
...................... 10,568 1,066,311
50,994,663
a
Real Estate Management & Development  —  1 .0%
Anywhere Real Estate, Inc.
(a)
................. 80,166 1,142,366
Compass, Inc. , Class A
(a)
.................... 157,335 1,639,431
Cushman & Wakefield Ltd.
(a)
................. 92,390 1,547,532

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Real Estate Management & Development (continued)
eXp World Holdings, Inc. .................... 92,663 $ 1,051,725
Howard Hughes Holdings, Inc.
(a)
............... 34,723 3,108,750
Jones Lang LaSalle, Inc.
(a)
................... 22,205 7,231,946
Kennedy-Wilson Holdings, Inc. ................ 105,435 1,025,883
Marcus & Millichap, Inc. .................... 33,433 979,587
Opendoor Technologies, Inc. , Class A
(a)
.......... 305,467 2,352,096
20,079,316
a
Residential REITs  —  0 .2%
Camden Property Trust ..................... 11,560 1,229,290
Elme Communities
(a)
....................... 66,906 1,161,488
Veris Residential, Inc. ...................... 116,261 1,750,891
4,141,669
a
Retail REITs  —  1 .1%
Acadia Realty Trust ....................... 67,447 1,387,385
Agree Realty Corp. ....................... 16,186 1,217,511
Brixmor Property Group, Inc. ................. 220,542 5,764,968
Federal Realty Investment Trust ............... 65,367 6,453,684
Macerich Co. (The) ....................... 145,595 2,527,529
NETSTREIT Corp. ........................ 66,988 1,227,890
Phillips Edison & Co., Inc. ................... 107,025 3,799,387
Tanger, Inc. ............................. 30,002 1,007,467
23,385,821
a
Semiconductors & Semiconductor Equipment  —  2 .5%
Allegro MicroSystems, Inc.
(a)
................. 37,463 999,887
Ambarella, Inc.
(a)
......................... 11,347 841,720
Cirrus Logic, Inc.
(a)
........................ 25,472 3,065,301
Enphase Energy, Inc.
(a)
..................... 53,902 1,555,073
Ichor Holdings Ltd.
(a)
....................... 61,419 1,031,839
Impinj, Inc.
(a) (b)
........................... 8,532 1,466,395
Kulicke & Soffa Industries, Inc. ................ 47,381 2,137,357
Lattice Semiconductor Corp.
(a)
................ 56,195 3,945,451
MACOM Technology Solutions Holdings, Inc.
(a)
..... 20,392 3,568,396
MKS, Inc. .............................. 20,336 3,180,347
Onto Innovation, Inc.
(a) (b)
.................... 24,816 3,552,659
PDF Solutions, Inc.
(a)
...................... 38,195 1,035,085
Power Integrations, Inc. .................... 28,234 948,662
Qorvo, Inc.
(a)
............................ 30,084 2,583,915
Rambus, Inc.
(a)
.......................... 43,513 4,158,537
Rigetti Computing, Inc.
(a) (b)
................... 105,403 2,695,155
Semtech Corp.
(a)
......................... 28,600 2,120,976
Silicon Laboratories, Inc.
(a)
................... 14,809 1,889,332
SiTime Corp.
(a)
........................... 6,582 1,959,461
Skyworks Solutions, Inc. .................... 45,082 2,973,158
SolarEdge Technologies, Inc.
(a)
................ 26,669 974,219
Universal Display Corp. .................... 8,585 1,021,014
Veeco Instruments, Inc.
(a)
................... 73,048 2,135,193
49,839,132
a
Software  —  5 .8%
ACI Worldwide, Inc.
(a) (b)
..................... 83,829 3,928,227
Adeia, Inc. ............................. 72,670 898,928
Agilysys, Inc.
(a)
.......................... 11,479 1,411,458
Alkami Technology, Inc.
(a)
................... 48,855 1,041,589
Appfolio, Inc. , Class A
(a)
.................... 8,523 1,945,630
Appian Corp. , Class A
(a)
.................... 21,711 877,124
Asana, Inc. , Class A
(a)
...................... 76,914 990,652
Aurora Innovation, Inc. , Class A
(a) (b)
............. 382,207 1,601,447
AvePoint, Inc. , Class A
(a)
.................... 75,017 975,221
BILL Holdings, Inc.
(a)
....................... 31,524 1,580,929
Blackbaud, Inc.
(a)
......................... 29,511 1,663,830
BlackLine, Inc.
(a)
......................... 23,140 1,318,749
Box, Inc. , Class A
(a)
....................... 79,338 2,343,645
Security Shares Value
a
Software (continued)
Braze, Inc. , Class A
(a)
...................... 33,829 $ 970,892
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 162,657 1,211,795
Cipher Mining, Inc.
(a)
....................... 100,083 2,036,689
Cleanspark, Inc.
(a) (b)
....................... 81,702 1,233,700
Clear Secure, Inc. , Class A .................. 26,031 924,100
Clearwater Analytics Holdings, Inc. , Class A
(a)
...... 93,939 2,072,294
Commvault Systems, Inc.
(a)
.................. 23,970 2,960,295
Confluent, Inc. , Class A
(a)
................... 118,610 2,639,072
Core Scientific, Inc.
(a) (b)
..................... 73,376 1,239,321
Dolby Laboratories, Inc. , Class A .............. 22,830 1,539,883
Dropbox, Inc. , Class A
(a)
.................... 46,534 1,390,436
D-Wave Quantum, Inc.
(a) (b)
................... 121,075 2,744,770
Elastic N.V.
(a)
............................ 39,990 2,820,495
Five9, Inc.
(a)
............................ 47,552 931,544
Gitlab, Inc. , Class A
(a)
...................... 57,796 2,373,104
Guidewire Software, Inc.
(a)
................... 34,695 7,493,426
Hut 8 Corp.
(a)
............................ 36,049 1,622,205
Intapp, Inc.
(a)
............................ 27,675 1,195,283
InterDigital, Inc. .......................... 13,483 4,823,543
JFrog Ltd.
(a) (b)
........................... 39,159 2,387,916
Klaviyo, Inc. , Series A
(a)
..................... 40,469 1,155,795
Life360, Inc.
(a) (b)
.......................... 22,168 1,764,794
Manhattan Associates, Inc.
(a)
................. 23,717 4,184,865
MARA Holdings, Inc.
(a) (b)
.................... 104,262 1,231,334
N-able, Inc. , Class A
(a)
...................... 125,123 900,886
nCino, Inc.
(a) (b)
........................... 38,035 939,465
NCR Voyix Corp.
(a) (b)
....................... 89,513 904,976
NextNav, Inc.
(a)
.......................... 79,719 1,132,807
PagerDuty, Inc.
(a)
......................... 62,267 747,204
PAR Technology Corp.
(a)
.................... 25,820 891,048
Pegasystems, Inc. ........................ 42,224 2,312,608
Procore Technologies, Inc.
(a)
................. 50,855 3,766,321
Progress Software Corp.
(a)
................... 51,823 2,145,990
PROS Holdings, Inc.
(a) (b)
.................... 42,916 997,368
Q2 Holdings, Inc.
(a)
........................ 27,758 2,002,185
RingCentral, Inc. , Class A
(a)
.................. 37,582 1,061,316
Riot Platforms, Inc.
(a)
...................... 93,065 1,501,138
Rubrik, Inc. , Class A
(a)
...................... 46,827 3,246,048
SentinelOne, Inc. , Class A
(a)
.................. 71,919 1,165,807
SoundHound AI, Inc. , Class A
(a) (b)
.............. 117,014 1,410,019
SPS Commerce, Inc.
(a)
..................... 24,103 2,008,262
Tenable Holdings, Inc.
(a)
.................... 52,967 1,404,685
Teradata Corp.
(a)
......................... 51,118 1,464,020
Terawulf, Inc.
(a) (b)
......................... 85,921 1,332,635
UiPath, Inc. , Class A
(a)
..................... 164,420 2,278,861
Unity Software, Inc.
(a)
...................... 112,027 4,763,388
Varonis Systems, Inc.
(a) (b)
.................... 27,931 923,678
Workiva, Inc. , Class A
(a) (b)
................... 37,080 3,432,125
Zeta Global Holdings Corp. , Class A
(a)
........... 48,480 884,760
117,142,580
a
Specialized REITs  —  0 .7%
CubeSmart ............................. 77,662 2,891,356
EPR Properties .......................... 20,535 1,073,365
Outfront Media, Inc. ....................... 168,859 3,973,252
PotlatchDeltic Corp. ....................... 96,307 3,875,394
Rayonier, Inc. ........................... 72,649 1,613,534
13,426,901
a
Specialty Retail  —  2 .8%
Abercrombie & Fitch Co. , Class A
(a)
............. 21,246 2,079,346
Advance Auto Parts, Inc. ..................... 25,823 1,339,697
American Eagle Outfitters, Inc. ................ 55,851 1,139,360
Asbury Automotive Group, Inc.
(a)
............... 6,788 1,578,685
AutoNation, Inc.
(a)
......................... 12,964 2,739,164

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Bath & Body Works, Inc. .................... 90,731 $ 1,579,627
Boot Barn Holdings, Inc.
(a)
................... 10,802 2,093,644
CarMax, Inc.
(a)
........................... 60,917 2,355,051
Chewy, Inc. , Class A
(a)
..................... 62,948 2,188,702
Five Below, Inc.
(a)
......................... 20,949 3,454,281
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 33,245 2,115,047
GameStop Corp. , Class A
(a) (b)
................. 148,990 3,356,745
Gap, Inc. (The) .......................... 92,986 2,517,131
Group 1 Automotive, Inc. .................... 6,230 2,498,479
Lithia Motors, Inc. , Class A .................. 13,066 4,165,963
MarineMax, Inc.
(a) (b)
....................... 43,864 1,025,540
Murphy USA, Inc. ........................ 9,280 3,573,450
National Vision Holdings, Inc.
(a)
............... 61,837 1,783,997
RealReal, Inc. (The)
(a)
...................... 67,377 975,619
Sally Beauty Holdings, Inc.
(a)
................. 68,120 1,080,383
Signet Jewelers Ltd. ....................... 17,962 1,799,074
ThredUp, Inc. , Class A
(a)
.................... 122,325 919,884
Urban Outfitters, Inc.
(a)
..................... 19,126 1,416,663
Valvoline, Inc.
(a)
.......................... 72,561 2,271,885
Victoria's Secret & Co.
(a)
.................... 32,156 1,329,008
Warby Parker, Inc. , Class A
(a) (b)
................ 57,566 1,140,382
Wayfair, Inc. , Class A
(a) (b)
.................... 32,731 3,626,595
Winmark Corp. .......................... 2,408 989,712
57,133,114
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Diebold Nixdorf, Inc.
(a)
...................... 15,631 1,008,512
Quantum Computing, Inc.
(a)
.................. 89,082 1,042,260
Sandisk Corp.
(a)
.......................... 47,144 10,526,312
12,577,084
a
Textiles, Apparel & Luxury Goods  —  1 .0%
Capri Holdings Ltd.
(a)
...................... 59,835 1,518,014
Carter's, Inc. ............................ 30,018 957,874
Columbia Sportswear Co. ................... 19,024 1,021,779
Crocs, Inc.
(a)
............................ 24,342 2,068,583
Kontoor Brands, Inc. ....................... 25,238 1,876,445
Levi Strauss & Co. , Class A .................. 65,682 1,446,975
PVH Corp. ............................. 21,244 1,800,642
Ralph Lauren Corp. , Class A ................. 12,636 4,641,582
Steven Madden Ltd. ....................... 47,794 1,996,833
VF Corp. .............................. 153,794 2,691,395
Wolverine World Wide, Inc. .................. 61,956 1,004,307
21,024,429
a
Trading Companies & Distributors  —  2 .0%
Air Lease Corp. , Class A .................... 38,269 2,446,537
Applied Industrial Technologies, Inc. ............ 14,252 3,688,703
Boise Cascade Co. ....................... 14,353 1,094,273
Core & Main, Inc. , Class A
(a)
.................. 79,028 3,820,213
DNOW, Inc.
(a)
........................... 88,672 1,237,861
FTAI Aviation Ltd. ......................... 35,346 6,123,341
GATX Corp. ............................ 18,664 2,984,934
Herc Holdings, Inc. ........................ 17,792 2,388,932
McGrath RentCorp ........................ 17,265 1,779,676
QXO, Inc.
(a) (b)
............................ 204,623 3,832,589
Rush Enterprises, Inc. , Class A ............... 20,302 1,056,922
Rush Enterprises, Inc. , Class B
(b)
.............. 19,669 1,049,735
SiteOne Landscape Supply, Inc.
(a)
.............. 21,487 2,885,274
WESCO International, Inc. ................... 23,871 6,383,344
Xometry, Inc. , Class A
(a)
.................... 15,211 889,387
41,661,721
a
Security Shares Value
a
Water Utilities  —  0 .2%
American States Water Co. .................. 13,211 $ 974,576
California Water Service Group ............... 26,192 1,188,331
H2O America ........................... 21,128 980,973
3,143,880
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 139,153 994,944
Telephone and Data Systems, Inc. ............. 25,254 1,016,979
2,011,923
a
Total Common Stocks — 99.6%
(Cost: $ 1,655,524,798 ) ............................... 2,023,098,714
a
Rights
Biotechnology  —  0 .0%
89Bio, Inc. , CVR (Expires 12/31/35)
(a) (b)
.......... 104,338 35,475
Chinook Therapeutics, Inc. , CVR (Expires 05/25/32)
(a) (c)
30,052 5,109
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 40,584
Total Long-Term Investments — 99.6%
(Cost: $ 1,655,524,798 ) ............................... 2,023,139,298
a
Short-Term Securities
Money Market Funds  —  6 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(d) (e) (f)
...................... 114,105,746 114,162,800
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(d) (e)
............................ 9,000,305 9,000,305
a
Total Short-Term Securities — 6.1%
(Cost: $ 123,106,508 ) ................................ 123,163,105
Total Investments — 105.7%
(Cost: $ 1,778,631,306 ) ............................... 2,146,302,403
Liabilities in Excess of Other Assets — ( 5 .7 ) % ............... (116,293,126)
Net Assets — 100.0% ................................. $ 2,030,009,277
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 173,621,008  $ —  $ (59,459,339)
(a)
$ 5,049  $ (3,918) $ 114,162,800  114,105,746  $ 220,290
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 8,477,611  522,694
(a)
—  —  —  9,000,305  9,000,305  57,664  —
$ 5,049  $ (3,918)
$ 123,163,105
$ 277,954  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 22 12/19/25 $ 2,756 $ 201,577
E-Mini S&P MidCap 400 Index ............................................................. 10 12/19/25 3,314 177,228
$ 378,805

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,023,098,714  $ —  $ —  $ 2,023,098,714
Rights ................................................ —  35,475  5,109  40,584
Short-Term Securities
Money Market Funds ...................................... 123,163,105  —  —  123,163,105
$ 2,146,261,819  $ 35,475  $ 5,109  $ 2,146,302,403
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 378,805  $ —  $ —  $ 378,805
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)